Contract liabilities - Movement in contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [abstract]
Contract liabilities	$ 6,491	$ 6,111
Movement in contract liabilities
Balance at January 1	6,111	5,674
Revenue recognized	(9,089)	(1,937)
Receipt from customers upon entering sales contracts	9,469	2,374
Balance at December 31	$ 6,491	$ 6,111